OTHER ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
OTHER ACCRUED LIABILITIES.
OTHER ACCRUED LIABILITIES

12— OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2023	2022
Retirement indemnities	2,310	2,153
Provision for warranty costs	172	162
Accruals for payroll and associated taxes	2,256	1,848
Conditional government advances	463	463
Value added tax payable	758	531
Advances received from customers	860	861
Provision for Asset Retirement Obligation (Japan)	91	101
Provision for employee termination indemnities (Korea)	149	122
Others	522	340
Total	7,581	6,583
Less non-current portion	(3,075)	(2,710)
Current portion	4,506	3,873

In 2021, we received conditional advances for €0.5 million from Banque Publique d’Investissement for business development programs in China and Africa.

Grants that relate to expenses we incur for this research program are recognized in the line item “Research and Development Expenses” in the period in which the expenses subject to the grants have been incurred (see Note 21).

Conditional advances as of December 31, 2023, mature as follows:

2024	111
2025	93
2026	93
2027	86
2028	81
2029 and thereafter	—
Total	463

Changes in the provision for warranty costs are as follows:

	2023	2022
Beginning of year	162	252
Amount used during the year	(124)	(202)
New warranty expenses	134	112
End of year	172	162
Less current portion	(107)	(100)
Long term portion	65	62